FEDERATED MANAGED ALLOCATION PORTFOLIOS

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                January 30, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED MANAGED ALLOCATION PORTFOLIOS (the "Trust" or "Registrant")
            Federated Balanced Allocation Fund
                  Class A Shares
                  Class B Shares
                  Class C Shares
            Federated Target ETF Fund 2015
                  Class A Shares
                  Class K Shares
                  Class Institutional Shares
            Federated Target ETF Fund 2025
                  Class A Shares
                  Class K Shares
                  Class Institutional Shares
            Federated Target ETF Fund 2035
                  Class A Shares
                  Class K Shares
                  Class Institutional Shares
           1933 Act File No. 33-51247
           1940 Act File No. 811-7129-

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 30 on January 28, 2008.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                 Very truly yours,



                                                 /s/ Todd P. Zerega
                                                 Todd P. Zerega
                                                 Assistant Secretary








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